LEASES (Details) - USD ($)	Sep. 30, 2022	Apr. 21, 2022	Dec. 31, 2021	Dec. 31, 2020
2022 (remainder)		$ 81,341
2023		325,363
2024		312,726
2025		308,740
2026		303,923
Thereafter		215,819
Total		1,547,912
Less: interest		(232,351)
Present value of lease liabilities		1,315,561
Less: Current portion		(244,470)
Lease liability, net of current portion	$ 244,470	$ 1,071,091	$ 42,164	$ 51,365
Property, net	$ 242,060		54,105	79,167
Office and warehouse facilities [Member]
Property, net			172,026	224,037
Accumulated Amortization [Member]
Property, net			137,621	144,870
Total [Member]
Property, net			$ 34,405	$ 79,167